Investment in a Joint Venture - Schedule of Financial Information Joint Venture (Details) - 12 months ended Dec. 31, 2025 - Corporate Joint Venture [Member]	HKD ($)	USD ($)	USD ($)
Schedule of Financial Information Joint Venture [Line Items]
Current assets	$ 3,901,815		$ 501,306
Non-current assets	4,522,800		581,090
Current liabilities	(3,842,472)		(493,682)
Non-current liabilities	(2,708,593)		(348,001)
Net assets of the joint venture	1,873,550		$ 240,713
Revenue	6,881,692	$ 884,161
Net income	$ 1,237,730	$ 159,024